OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
Summary of Other Long-term Assets
The company’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2024	2023
Restricted cash	20	$46	$37
Long-term receivables		56	110
Due from related parties	27	9	9
Intangibles(1)		5	7
Other		18	21
		$134	$184
(1) Relates to certain power generating facilities that operate under service concession arrangements.